February 19, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

SUBJECT:  Rule 24f-2 Notice for Horace Mann Life Insurance Company
          Separate Account
          File No. 2-24256

Dear Sir or Madam:

This Notice is filed on behalf of Horace Mann Life Insurance Company Separate Account pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940.

   1. Fiscal year for which notice is filed: January 1, 1995 through December 31, 1995.
   2. Dollar amount of securities registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remain unsold as of January 1, 1995: 0.
   3. Dollar amount of securities registered during the fiscal year ended December 31, 1995 other than pursuant to Rule 24f-2: 0.
   4. Dollar amount of securities sold during the fiscal year ended December 31, 1995: $117,962,725.
   5. Net dollar amount of securities sold during the fiscal year ended December 31, 1995 (less redemptions): $79,306,611.
   6. Dollar amount of securities sold during the fiscal year ended December 31, 1995 in reliance upon Rule 24f-2: $79,306,611.
   7. Fee at 1/29 of 1% ($100 minimum): $27,347.11.

Sincerely,




William J. Kelly, FLMI
Vice President
Annuity Administration & Compliance
Horace Mann Life Insurance Company

* Net amount equals purchases of $117,962,725 minus redemptions of $38,656,114 or $79,306,611.

February 16, 1996




Mr. Paul Kardos
President Horace Mann Life Insurance Company
1 Horace Mann Plaza
Springfield, IL  62715-0001



RE:    Registration of Securities
       Horace Mann Life Insurance Company Separate Account


In my capacity as General Counsel of Horace Mann Educators Corporation, I am familiar with matters pertaining to the federal securities laws and the securities offered by the Horace Mann Life Insurance Separate Account, including the preparation and review of registration statements and post-effective amendments pursuant to the Securities Act of 1933.

After reviewing the relevant documents and making suitable inquiry of Horace Mann Life Insurance Company Separate Account personnel, I am of the opinion that the securities issued in fiscal year 1995 by the Separate Account were legally issued, fully paid and non-assessable.

Sincerely,



Ann Caparros




Registration No. 2-24256



SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


Rule 24f-2 Notice
(Investment Company Act of 1940)


HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
(Exact Name of Fund)


One Horace Mann Plaza
Springfield, Illinois 62715
(Complete address of depositor's principal executive offices)


William J. Kelly
Vice President
Horace Mann Life Insurance Company
Separate Account
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and complete address of agent for service)


Copies to:

Cathy G. O'Kelly
Vedder, Price, Kaufman and Kammholz
222 N. LaSalle Street
Chicago, IL 60601-1003